IFRS 7 - Disclosure - Liquidity Risk - Summary of Credit Related Commitments (Detail) - CAD ($) $ in Millions	Apr. 30, 2022	Oct. 31, 2021
Disclosure of commitments [line items]
Credit related commitments	$ 412,570	$ 381,042
Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	323,984
Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	58,144
Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	17,275
Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	12,040
Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	175
Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	952
Less than 1 month [member]
Disclosure of commitments [line items]
Credit related commitments	57,495	49,440
Less than 1 month [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	1,598
Less than 1 month [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	51,123
Less than 1 month [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	3,354
Less than 1 month [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	449
Less than 1 month [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	19
Less than 1 month [member] | Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	952
Later than one months and not later than three months [member]
Disclosure of commitments [line items]
Credit related commitments	20,053	28,564
Later than one months and not later than three months [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	13,275
Later than one months and not later than three months [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	4,080
Later than one months and not later than three months [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	2,392
Later than one months and not later than three months [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	225
Later than one months and not later than three months [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	81
3 - 6 months [member]
Disclosure of commitments [line items]
Credit related commitments	11,319	10,516
3 - 6 months [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	4,180
3 - 6 months [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	2,941
3 - 6 months [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	3,104
3 - 6 months [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	1,062
3 - 6 months [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	32
6 - 9 months [Member]
Disclosure of commitments [line items]
Credit related commitments	18,230	9,343
6 - 9 months [Member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	3,734
6 - 9 months [Member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	4,272
6 - 9 months [Member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	10,211
6 - 9 months [Member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	13
9 - 12 months [Member]
Disclosure of commitments [line items]
Credit related commitments	9,683	7,902
9 - 12 months [Member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	6,955
9 - 12 months [Member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	2,658
9 - 12 months [Member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	67
9 - 12 months [Member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	3
1 - 2 years [member]
Disclosure of commitments [line items]
Credit related commitments	18,396	25,284
1 - 2 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	17,741
1 - 2 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	628
1 - 2 years [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	26
1 - 2 years [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	1
2 - 5 years [member]
Disclosure of commitments [line items]
Credit related commitments	66,612	57,866
2 - 5 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	65,878
2 - 5 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	708
2 - 5 years [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	26
Over 5 years [member]
Disclosure of commitments [line items]
Credit related commitments	2,246	3,678
Over 5 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	2,087
Over 5 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	159
No specific maturity [member]
Disclosure of commitments [line items]
Credit related commitments	208,536	$ 188,449
No specific maturity [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	$ 208,536